Asset Retirement Obligations (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligations [Line Items]
Nuclear decommissioning trust funds	$ 4,938	$ 5,093
Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
Nuclear decommissioning trust funds	$ 2,369	$ 2,399